Share-based payments reserve	3 Months Ended
Nov. 30, 2025
Notes and other explanatory information [abstract]
Share-based payments reserve

14.	Share-based payments reserve

	November 30, 2025	August 31, 2025
Balance at beginning of period	$8,778	$9,151
Share-based compensation expense	258	2,461
Transfer on exercise of options and other share-based awards	(619)	(2,834)
Balance at end of period	$8,417	$8,778

Omnibus Equity Incentive Plan

The Company adopted the Omnibus Equity Incentive Plan dated June 26, 2019 (the “Omnibus Plan”), which was approved by the shareholders on August 16, 2019. The Omnibus Plan was subsequently updated and approved by the shareholders on February 27, 2025.

The purposes of the Omnibus Plan are: (a) to advance the interests of the Company by enhancing the ability of the Company and its subsidiaries to attract, motivate and retain employees, officers, directors, and consultants, which either of directors or officers may be consultants or employees; (b) to reward such persons for their sustained contributions; and (c) to encourage such persons to take into account the long-term corporate performance of the Company.

The Omnibus Plan provides for the grant of options, restricted share units, deferred share units and performance share units (collectively, the “Omnibus Plan Awards”).

The Omnibus Plan provides for the grant of other share-based awards to participants (“Other Share-Based Awards”), which awards would include the grant of common shares. All Other Share-Based Awards will be granted by an agreement evidencing the Other Share-Based Awards granted under the Omnibus Plan. Subject to adjustments as provided for under the Omnibus Plan, the maximum number of shares issuable pursuant to Omnibus Plan Awards outstanding at any time under the Omnibus Plan shall not exceed 10% of the aggregate number of common shares outstanding from time to time on a non-diluted basis; provided that the acquisition of common shares by the Company for cancellation shall not constitute non-compliance with the Omnibus Plan for any Omnibus Plan Awards outstanding prior to such purchase of common shares for cancellation.

Share-based compensation expense for the three months ended November 30, 2025 totaled $0.3 million (2024: $0.2 million).

As of November 30, 2025, the Company had 8,933,899 (August 31, 2025 – 6,742,580) share awards available for issuance under the Omnibus Equity Incentive Plan.

a)	Stock options

Canadian Dollar denominated stock options

	Number of stock options	Weighted average exercise price per share
Balance – August 31, 2025	4,424,000	CAD $0.41
Options exercised(1)	(1,437,500)	CAD $0.41
Balance – November 30, 2025	2,986,500	CAD $0.41

(1)	The weighted average share price at the time of the option exercise was C$0.91.

Options to purchase common shares carry exercise prices and terms to maturity as follows:

	Number of options			Remaining contractual
Exercise price	Outstanding	Exercisable	Expiry date	life (years)
C$0.40	1,359,000	1,359,000	October 11, 2026	0.9
C$0.43	1,527,500	1,527,500	September 29, 2026	0.8
C$0.35	100,000	100,000	January 2, 2027	1.1
C$0.41(1)	2,986,500	2,986,500		0.9(1)

(1)	Total represents weighted average.

US Dollar denominated stock options

	Number of stock options	Weighted average exercise price per share
Balance – August 31, 2025	10,500,000	$0.45
Options forfeited	(120,000)	$0.36
Balance – November 30, 2025	10,380,000	$0.38

Options to purchase common shares carry exercise prices and terms to maturity as follows:

	Number of options		Expiry	Remaining contractual
Exercise price	Outstanding	Exercisable	date	life (years)
USD $0.36	40,000	40,000	February 28, 2026	0.2
USD $0.50	5,500,000	4,400,000	August 17, 2027	1.7
USD $0.45	2,400,000	1,440,000	August 28, 2028	2.7
USD $0.36	2,440,000	520,000	December 24, 2029	4.1
USD $0.45(1)	10,380,000	6,400,000		2.5(1)

(1)	Total represents weighted average.

For the three months ended November 30, 2025, share-based payment expenses related to stock options totaled $0.1 million (2024 – $0.1 million).

b)	Restricted Share Units:

The following table sets out activity with respect to outstanding RSUs:

Number of RSUs
Balance – August 31, 2025	5,407,926
Forfeited	(252,957)
Balance – November 30, 2025	5,154,969

For the three months ended November 30, 2025, share-based payment expenses related to RSUs totaled $0.1 million (2024 - $0.1 million).